Schedule Of Cash And Cash Equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 655,058	¥ 441,858
China, Yuan Renminbi
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	513,241	252,924
United States of America, Dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	74,983	169,049
Singapore, Dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	51,414	10,110
Other Currency [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 15,420	¥ 9,775